SCHEDULE OF OPTION ACTIVITY (Details) (Parenthetical)	12 Months Ended
Dec. 31, 2023 $ / shares
Employee Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Weighted average fair value of options granted	$ 0.04